Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Reconciliation of Intangible Assets	Intangible Assets Customer Trade Goodwill Relationships 2 Technology Names Other Total Useful life range (years) n/a 3 – 15 2 – 20 1 – 20 ³ 1 – 30 Carrying amount – December 31, 2021 12,220 1,350 595 80 315 2,340 Acquisitions (Note 25) 200 59 ‐ 22 23 104 Additions – internally developed ‐ ‐ 216 ‐ 6 222 Foreign currency translation and other (52) (13) 14 1 (1) 1 Disposals ‐ (1) (1) ‐ ‐ (2) Amortization 1 ‐ (166) (122) (8) (72) (368) Carrying amount – December 31, 2022 12,368 1,229 702 95 271 2,297 Balance – December 31, 2022 is composed of: Cost 12,375 2,001 1,028 150 649 3,828 Accumulated amortization and impairment (7) (772) (326) (55) (378) (1,531) Carrying amount – December 31, 2022 12,368 1,229 702 95 271 2,297 Carrying amount – December 31, 2020 12,198 1,515 437 75 361 2,388 Acquisitions (Note 25) 77 16 ‐ ‐ ‐ 16 Additions – internally developed ‐ ‐ 118 19 9 146 Foreign currency translation and other (49) (15) 143 (3) 13 138 Disposals (6) ‐ ‐ ‐ ‐ ‐ Cloud computing transition adjustment (Note 6) ‐ ‐ (34) ‐ ‐ (34) Amortization 1 ‐ (166) (69) (11) (68) (314) Carrying amount – December 31, 2021 12,220 1,350 595 80 315 2,340 Balance – December 31, 2021 is composed of: Cost 12,227 1,961 808 127 619 3,515 Accumulated amortization and impairment (7) (611) (213) (47) (304) (1,175) Carrying amount – December 31, 2021 12,220 1,350 595 80 315 2,340 1 Amortization of $ 302 was included in selling expenses during the year ended December 31, 2022 (2021 – $ 260 ). 2 The average remaining amortization period of customer relationships as at December 31, 2022, was approximately 4 years. 3 Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.
Disclosure of sensitivity analysis for retail segment recoverable amount for goodwill explanatory	Goodwill is more susceptible to impairment risk if there is an increase in the discount rate, or a deterioration in business operating results or economic conditions and actual results do not meet our forecasts. As at September 30, 2022, the Retail – North America group of CGUs carrying amount approximated its recoverable amount. A 25 basis point increase in the discount rate would have resulted in an impairment of the carrying amount of goodwill of approximately $ 500 . A decrease in forecasted EBITDA and cash flows or a reduction in the terminal growth rate could result in impairment in the future.
Key assumptions	As at As at Retail – North America – Key Assumptions September 30, 2022 June 30, 2022 Terminal growth rate (%) 2.5 2.5 Forecasted EBITDA over forecast period (billions) 7.6 7.5 Discount rate (%) 8.5 8.0 In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply, including considerations related to climate-change initiatives. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement . We use our market capitalization and comparative market multiples to ensure discounted cash flow results are reasonable. The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and cash flow forecasts. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market trends. The remaining CGUs were tested as part of our annual impairment test and the following table indicates the key assumptions used: Terminal Growth Rate (%) Discount Rate (%) 2022 2021 2022 2021 Retail – International 1 2.0 – 6.0 2.0 – 6.2 8.9 – 16.0 8.0 – 15.5 Potash 2.5 2.5 8.3 7.7 Nitrogen 2.0 2.0 9.3 7.8 1 The discount rates reflect the country risk premium and size for our international groups of CGUs.
Description Of Basis On Which Units Recoverable Amount Has Been Determined	In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply, including considerations related to climate-change initiatives.
Description Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	FVLCD is a Level 3 measurement